Deferred revenue - Changes in deferred revenue (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Changes in deferred revenue
Deferred income at the beginning of the year	₨ 1,470,710	₨ 998,265
Deferred during the year		1,098,695
Recorded in statement of profit or loss	(794,999)	(626,250)
Deferred income at the end of the year	₨ 675,711	₨ 1,470,710